Lease - Future Minimum Lease Payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Operating leases
Within 1 year	¥ 88,780	$ 12,872	¥ 95,288
Between 1 and 2 years	65,378	9,479	75,197
Between 2 and 3 years	18,153	2,632	48,288
Between 3 and 4 years	3,845	557	14,459
Between 4 and 5 years	817	118	324
Total lease payment	176,973	25,658	233,556
Less imputed interest	(9,444)	(1,368)	(11,312)
Total operating lease liabilities	¥ 167,529	$ 24,290	¥ 222,244